Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,268,445
Series 2021B
07/01/2038	5.000%	850,000	1,120,925
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,320,352
07/01/2035	5.000%	2,000,000	2,537,820
Series 2021E
07/01/2038	5.000%	1,000,000	1,318,735
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,152,326
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	707,565
Total			11,426,168
Charter Schools 1.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	2,070,071
International Charter School
Series 2015
04/15/2025	5.000%	410,000	437,709
04/15/2033	5.000%	1,335,000	1,459,984
Total			3,967,764
Higher Education 22.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	711,398
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,452,694
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,269,817
10/01/2036	5.000%	1,140,000	1,437,731
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
10/01/2036	5.000%	1,535,000	1,949,766
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	602,913
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,840,327
01/01/2034	5.000%	1,000,000	1,224,587
Harvard University
Series 2020A
10/15/2028	5.000%	500,000	658,246
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,568,670
10/01/2028	5.000%	1,100,000	1,294,541
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	623,719
10/01/2035	5.000%	455,000	566,750
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,100,231
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,176,237
Western New England University
Series 2015
09/01/2032	5.000%	500,000	573,983
09/01/2033	5.000%	1,225,000	1,403,957
09/01/2034	5.000%	1,285,000	1,471,582
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	818,486
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	602,360
Series 2017
09/01/2037	5.000%	290,000	358,569
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,105,059
10/01/2033	5.000%	900,000	1,122,952
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,137,882
07/01/2036	4.000%	1,000,000	1,135,956
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston University
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,099,216
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,469,649
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,345,572
Series 2013J
10/01/2024	5.250%	500,000	554,828
10/01/2025	5.500%	450,000	501,226
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	1,102,585
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,450,399
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,054,917
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,266,163
University of Massachusetts Building Authority
Refunding Revenue Bonds
Series 2021-1
11/01/2029	5.000%	1,200,000	1,602,231
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,638,491
Total			49,293,690
Hospital 18.0%
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
Berkshire Health System
Series 2021
10/01/2029	5.000%	250,000	329,712
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,363,228
Series 2016I
07/01/2033	5.000%	3,000,000	3,594,088
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,505,145
08/15/2034	5.000%	2,250,000	2,620,079
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,638,192
Series 2020
07/01/2037	5.000%	2,250,000	2,916,918
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	5,255,398
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,499,788
Series 2019O
12/01/2035	5.000%	175,000	222,916
Series 2021G
07/01/2038	5.000%	225,000	297,201
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,738,436
Series 2017
07/01/2031	5.000%	1,000,000	1,223,477
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,121,180
07/01/2034	5.000%	1,500,000	1,678,080
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,229,192
07/01/2037	5.000%	1,035,000	1,288,666
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,375,069
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	340,852
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,137,922
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	1,928,781
Total			39,304,320

2	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.9%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,236,395
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	2,952,115
Total			4,188,510
Local General Obligation 4.8%
City of Boston
Unlimited General Obligation Bonds
Series 2020A
11/01/2028	5.000%	3,000,000	3,931,619
City of Cambridge
Limited General Obligation Refunding Bonds
Series 2021
02/15/2031	5.000%	2,000,000	2,757,655
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	496,289
02/01/2031	4.000%	495,000	585,379
Town of Sharon
Limited General Obligation Bonds
Series 2020
02/15/2029	5.000%	2,000,000	2,632,696
Total			10,403,638
Multi-Family 1.7%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,428,258
10/01/2034	5.000%	2,000,000	2,309,767
Total			3,738,025
Other Bond Issue 5.1%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
10/01/2027	5.000%	455,000	571,034
04/01/2028	5.000%	800,000	1,014,310
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,140,551
05/01/2031	5.000%	1,000,000	1,134,366
Series 2017 (BAM)
05/01/2034	5.000%	500,000	610,517
05/01/2035	5.000%	500,000	609,689
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	3,100,453
04/01/2035	5.000%	2,350,000	2,909,935
Total			11,090,855
Pool / Bond Bank 1.2%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,598,405
Prep School 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,187,805
Refunded / Escrowed 6.2%
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,311,391
Massachusetts State College Building Authority(c)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,732,226
Massachusetts Water Resources Authority
Prerefunded 08/01/22 Revenue Bonds
Series 2012B
08/01/2028	5.000%	5,000,000	5,245,002
Puerto Rico Highway & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,124,289
Total			13,412,908

Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 2.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,445,141
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	1,088,835
10/01/2039	5.000%	250,000	284,003
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,625,197
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,703,727
Total			6,146,903
Sales Tax 9.6%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Sales Tax Bond
Subordinated Series 2020B
07/01/2033	5.000%	1,250,000	1,672,505
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,329,733
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,188,398
Series 2006A
07/01/2022	5.250%	3,500,000	3,666,285
Series 2008B
07/01/2023	5.000%	910,000	995,273
Massachusetts Bay Transportation Authority(c)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,658,234
07/01/2032	0.000%	5,105,000	4,083,992
Massachusetts School Building Authority
Revenue Bonds
Social Bonds
Series 2020A
08/15/2033	5.000%	750,000	1,007,947
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,311,207
Total			20,913,574
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.3%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2020-220 (GNMA)
06/01/2027	5.000%	125,000	155,656
12/01/2027	5.000%	100,000	126,179
06/01/2028	5.000%	75,000	95,640
12/01/2028	5.000%	100,000	129,006
06/01/2029	5.000%	75,000	97,751
Total			604,232
State General Obligation 9.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,701,546
Series 2019G
09/01/2036	4.000%	2,000,000	2,437,614
Series 2020B
03/01/2032	4.000%	2,500,000	3,116,240
Limited General Obligation Refunding Bonds
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,111,852
Series 2020B
07/01/2033	5.000%	2,000,000	2,667,976
Series 2020D
11/01/2036	4.000%	1,000,000	1,246,770
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,880,019
Total			21,162,017
Student Loan 0.9%
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Education Loan
Series 2021
07/01/2029	5.000%	1,250,000	1,604,610
Series 2020B
07/01/2028	5.000%	250,000	315,219
Total			1,919,829
Transportation 0.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,704,584

4	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 2.8%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,529,778
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,677,202
Total			6,206,980
Water & Sewer 2.8%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,066,236
Total Municipal Bonds (Cost $199,649,166)			215,336,443
Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	122,388	122,376
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(f)	1,327,638	1,327,638
Total Money Market Funds (Cost $1,450,026)		1,450,014
Total Investments in Securities (Cost: $201,099,192)		216,786,457
Other Assets & Liabilities, Net		1,298,126
Net Assets		218,084,583

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued basis.
(c)	Zero coupon bond.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2021, the total value of these securities amounted to $1,124,289, which represents 0.52% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $3,328,924, which represents 1.53% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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